Consolidated Statements of Financial Position $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CURRENT ASSETS:
Cash	$ 125,595	$ 5,947
Trade receivables	1,038	1,103
Other assets	6,427	669
Digital assets	66,031
Digital assets - pledged as collateral	86,825
Embedded derivative		1,449
Assets held for sale	1,211
TOTAL CURRENT ASSETS	287,127	9,168
NON-CURRENT ASSETS:
Property, plant and equipment	136,850	35,793
Right-of-use assets	9,397	5,393
Long-term deposits, equipment prepayments and other	86,681	973
Intangible assets	1,681	377
Goodwill	16,955
Deferred tax asset	3,896
TOTAL NON-CURRENT ASSETS	255,460	42,536
TOTAL ASSETS	542,587	51,704
CURRENT LIABILITIES:
Trade payables and accrued liabilities	14,480	2,696
Current portion of long-term debt	10,257	17,171
Current portion of lease liabilities	4,346	3,626
Credit facility	60,002
Taxes payable	12,093	316
Warrant liability		4,668
TOTAL CURRENT LIABILITIES	101,178	28,477
NON-CURRENT LIABILITIES:
Long-term debt	910	174
Lease liabilities	9,227	7,397
Asset retirement provision	239	209
Deferred tax liability	8,451
TOTAL NON-CURRENT LIABILITIES	18,827	7,780
TOTAL LIABILITIES	120,005	36,257
EQUITY:
Share capital	378,893	32,004
Contributed surplus	43,704	5,588
Accumulated deficit	(15)	(22,145)
TOTAL EQUITY	422,582	15,447
TOTAL LIABILITIES & EQUITY	$ 542,587	$ 51,704